UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended: December 31, 2004

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one):  [ ] is a restatement.

                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Bernzott Capital Advisors

Address: 888 West Ventura Blvd, Suite B
         Camarillo, CA  93010

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name: Peter F. Banks
Title: President and Chief Investment Officer
Phone: 805-389-9445
Signature,              Place,                   and Date of Signing:
Peter F. Banks       Camarillo, CA                  January 10, 2005
Report Type (Check only one):
[ ] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[X] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:   None




FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              None
Form 13F Information Table Entry Total:           37
Form 13F Information Table Value Total:       220936
List of Other Included Managers:                None




FORM 13F INFORMATION TABLE

                      TITLE OF                VALUE     SHARES/ SH
NAME OF ISSUER         CLASS       CUSIP     (x$1000)   PRN AMT PR

Allied Capital		COM	01903q108	9280	359125	SH
Alltel			PFD CONV20039822	9814	185552	SH
American States Water	COM	29899101	12150	467314	SH
Anheuser-Busch 		COM	35229103	7354	144970	SH
Atmos Energy		COM	49560105	6757	247060	SH
Bank of America		COM	60505104	263	5600	SH
Berkshire Hathaway B	COM	84670207	7572	2579	SH
Capital Automotive	COM	139733109	15801	444780	SH
Capital Automotive A	PFD	139733117	5842	227310	SH
Cedar Fair		LTD PART150185106	8520	258970	SH
Chubb B			PFD 	171232507	8627	287570	SH
Costco			COM	22160k105	92	1900	SH
County Commerce Bank	COM	22246p102	48	3125	SH
Entertainment PropertiesCOM	29380t105	10917	245055	SH
Exxon Mobil		COM	30231g102	109	2120	SH
GATX			COM	361448103	12375	418649	SH
General Electric	COM	369604103	404	11060	SH
Genuine Parts		COM	372460105	1819	41295	SH
HRPT Properties		COM	40426w101	7843	611279	SH
Health Care Property 	COM	421915109	11757	424595	SH
Johnson & Johnson	COM	478160104	77	1212	SH
Johnson Controls	COM	478366107	102	1600	SH
McDonalds		COM	580135101	6217	193931	SH
Merck			COM	589331107	3616	112502	SH
Meridian Bioscience	COM	589584101	1966	112000	SH
NBTY 			COM	628782104	7820	325685	SH
Pacific Capital Bancorp	COM	69404p101	4415	129891	SH
Plum Creek Timber	COM	729251108	6463	168131	SH
Quaker Chemical		COM	747316107	10798	434715	SH
San Joaquin Bank	COM	79805p105	3045	110735	SH
Sonoco 			COM	835495102	9159	308899	SH
Trizec Properties	COM	89687p107	9027	477110	SH
United Dominion Realty	COM	910197102	4904	197725	SH
Washington Mutual	COM	939322103	107	2530	SH
Washington REIT		COM	939653101	4293	126755	SH
Wells Fargo		COM	949746101	255	4100	SH
iStar Financial		COM	45031u101	11328	250277	SH